Staff Costs - Summary of Staff Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Salaries, wages and welfare	¥ 21,400	¥ 18,774	¥ 16,636
Defined contribution retirement scheme	2,114	1,886	1,726
Other retirement welfare subsidy	194	183	177
Early retirement benefits (Note 45)	1	3	3
Staff costs	¥ 23,709	¥ 20,846	¥ 18,542